TAXES - Schedule of Provision for Income Taxes (Benefits) (Details) - USD ($) $ in Millions	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Currently payable/Currently receivable
Federal											$ (36)	$ (143)	$ (7)
State											0	0	(8)
Currently payable (receivable) Total											(36)	(143)	(15)
Deferred, net -
Federal											108	200	34
State											35	30	14
Deferred Tax Total											143	230	48
Total income taxes on income from continuing operations	$ 40	$ 20	$ 16	$ 40	$ 20	$ (4)	$ 36	$ 16	$ 76	$ 56	107	87	33
First Energy [Member]
Currently payable/Currently receivable
Federal											58	32	14
State											11	29	1
Currently payable (receivable) Total											69	61	15
Deferred, net -
Federal											135	190	279
State											88	130	(24)
Deferred Tax Total											223	320	255
Investment tax credit amortization											(4)	(4)	(3)
Total income taxes on income from continuing operations											$ 288	$ 377	267
First Energy [Member] | Discontinued Operations, Disposed of by Means Other than Sale | FES and FENOC | Federal
Deferred, net -
Federal													$ 21